Equity - Summary of Number of Shares of Subscribed and Outstanding Capital Stock (Parenthetical) (Detail) - Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
₱ in Millions, shares in Millions
Dec. 31, 2024 PHP (₱) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares	300
Initial capitalization amount	₱ 3,000
Number of shares issued, paid	₱ 360